Finance Lease Liabilities (Details) - Schedule of financing lease liabilities for reporting purposes - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Financing Lease Liabilities for Reporting Purposes [Abstract]
Long-term portion of finance lease liabilities	$ 323,185	$ 366,359
Current maturities of finance lease liabilities	58,989	59,736
Total	$ 382,174	$ 426,095